SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1999

Mercury
Pan-European                   [GRAPHIC OMITTED]
Growth
Fund

      OF MERCURY ASSET
      MANAGEMENT FUNDS, INC.

                          ---------------------
                           M  E  R  C  U  R  Y
                            ASSET  MANAGEMENT
                          ---------------------

MERCURY MASTER
PAN-EUROPEAN GROWTH PORTFOLIO

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX
=======================================================================================================

As of November 30, 1999                Portfolio Allocation   Index Allocation   Portfolio Versus Index
-------------------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT
Aerospace & Military Technology                 0.0%                 0.5%               - 0.5%
Construction & Housing                          1.1                  0.7                + 0.4
Data Processing & Reproduction                  0.0                  0.0                  0.0
Electrical & Electronics                        9.6                  5.2                + 4.4
Electronic Components & Instruments             0.0                  0.5                - 0.5
Energy Equipment & Services                     0.0                  0.1                - 0.1
Industrial Components                           0.0                  0.6                - 0.6
Machinery & Engineering                         2.9                  1.1                + 1.8
-------------------------------------------------------------------------------------------------------
Total Capital Equipment                        13.6                  8.7                + 4.9
-------------------------------------------------------------------------------------------------------
CONSUMER GOODS
Appliances & Household Durables                 0.6                  0.7                - 0.1
Automobiles                                     0.8                  2.8                - 2.0
Beverages & Tobacco                             1.6                  1.9                - 0.3
Food & Household Products                       3.1                  3.5                - 0.4
Health & Personal Care                          8.5                 10.9                - 2.4
Recreation & Other Consumer Goods               0.0                  0.9                - 0.9
Textiles & Apparel                              0.0                  0.1                - 0.1
-------------------------------------------------------------------------------------------------------
Total Consumer Goods                           14.6                 20.8                - 6.2
-------------------------------------------------------------------------------------------------------
ENERGY
Energy Sources                                  8.4                  8.7                - 0.3
Utilities--Electric & Gas                       2.6                  4.4                - 1.8
-------------------------------------------------------------------------------------------------------
Total Energy                                   11.0                 13.1                - 2.1
-------------------------------------------------------------------------------------------------------
FINANCE
Banking                                        14.1                 15.3                - 1.2
Financial Services                              0.0                  1.3                - 1.3
Insurance                                       9.2                  8.2                + 1.0
Real Estate                                     0.0                  0.6                - 0.6
-------------------------------------------------------------------------------------------------------
Total Finance                                  23.3                 25.4                - 2.1
-------------------------------------------------------------------------------------------------------
MATERIALS
Building Materials & Components                 0.0                  1.6                - 1.6
Chemicals                                       3.3                  2.0                + 1.3
Forest Products & Paper                         0.0                  0.4                - 0.4
Metals/Non Ferrous                              0.9                  0.4                + 0.5
Metals--Steel                                   0.6                  0.5                + 0.1
Miscellaneous Materials & Commodities           0.0                  0.2                - 0.2
-------------------------------------------------------------------------------------------------------
Total Materials                                 4.8                  5.1                - 0.3
-------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY
Multi-Industry                                  1.0                  0.9                + 0.1
-------------------------------------------------------------------------------------------------------
Total Multi-Industry                            1.0                  0.9                + 0.1
-------------------------------------------------------------------------------------------------------
SERVICES
Broadcasting & Publishing                       4.7                  1.5                + 3.2
Business/Public Services                        5.7                  4.9                + 0.8
Leisure/Tourism                                 1.5                  1.3                + 0.2
Merchandising                                   4.6                  4.7                - 0.1
Telecommunications                             15.9                 12.3                + 3.6
Transportation--Airlines                        0.0                  0.5                - 0.5
Transportation--Road & Rail                     0.0                  0.1                - 0.1
Transportation--Shipping                        0.0                  0.6                - 0.6
Wholesale & International Trade                 0.0                  0.1                - 0.1
-------------------------------------------------------------------------------------------------------
Total Services                                 32.4                 26.0                + 6.4
-------------------------------------------------------------------------------------------------------
CASH/CASH EQUIVALENT                           -0.7                  0.0                - 0.7
-------------------------------------------------------------------------------------------------------
TOTAL                                         100.0%               100.0%
-------------------------------------------------------------------------------------------------------


                 November 30, 1999   2   Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. For the three months ended November 30, 1999, Mercury Pan-European Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of +5.21%, +5.13%, +4.88% and +4.88%, respectively. This compares with the total return of +5.65% for the unmanaged Morgan Stanley Capital International (MSCI) Europe Index for the same three-month period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Investment Environment

European markets were very volatile over the three months ended November 30, 1999. The markets fell in September in anticipation of the prospects of higher interest rates. However, this was offset by economic data that continued to reflect a recovery; reported profits were in line with or exceeded expectations and corporate activity remained at exceptionally high levels. Market volatility persisted through October with moves of more than 3% each week. However, the anticipated interest rate increase of 50 basis points (0.50%) by the European Central Bank removed some of the uncertainty, and the markets rallied strongly through the end of November. The MSCI Europe Index was up 5.7% in US dollar terms for the quarter ended November 30, 1999.

The November quarter also saw volatility in the euro. Having started the period at c1.06 against the US dollar, the euro rallied to c1.08 as investors became concerned about the outlook for US dollar assets after a worse-than-expected September US producer price index figure. However, subsequent data reassured investors, and the dollar recovered and the euro fell to near parity with the US dollar by November 30, 1999.

During the three months ended November 30, 1999, European economic data con tinued to reflect a recovery. Both business and household confidence strengthened further with the German IFO indicator (a measure of German business confidence) at its highest level for two years. Unemployment across the Eurozone (which is comprised of the 11 member countries of the European Monetary Union) finally fell below 10%. Euro weakness also had a beneficial impact on European exports over the November quarter.

There was a wide divergence in returns between European markets during the November quarter. Telecommunications stocks performed strongly across the board, and stock markets with a high exposure to the telecommunication sectors benefited as a result. The best-performing market was Finland, up over 60% in local currency terms. This was largely the result of a very strong performance by Nokia Oyj. Telefonaktiebolaget LM Ericsson had a similar effect on the Swedish market, which was up over 25% in local currency terms. France, Germany and Spain also performed well. The worst-performing markets were Austria, Belgium and Ireland, all of which have little or no telecommunications exposure. As blue-chip stocks continued to outperform, these markets also suffered from their low representation in the narrow European indexes.


                 November 30, 1999  3   Mercury Pan-European Growth Fund

The European stock market continued to experience sector rotation. Some of this was out of the more value focused areas and back into the growth-oriented sector. Materials underperformed over the November quarter as did oil stocks, which failed to keep up with the rise in the oil price. Electricals, electronics and capital goods also under performed. However, some of the more growth-focused areas of the market, such as broadcasting and publishing and healthcare outperformed.

Corporate activity remained exceptionally strong. During the third calendar quarter of 1999, transactions announced in Europe were greater than those announced in the United States for the first time in seven years. Activity centered on the telecommunications sector with France Telecom SA set to acquire E-Plus Mobilfunk GmbH and Mannesmann AG bidding for Orange PLC. This was followed by a bid for Mannesmann AG by Vodafone AirTouch PLC. However, plans by the Olivetti Group SpA to transfer control of Telecom Italia Mobile SpA to Tecnost SpA from Telecom Italia SpA on terms that would disadvantage Telecom Italia's shareholders were viewed negatively by investors. Telecom Italia recovered strongly when these plans were subsequently abandoned. Plans were also announced by Novartis AG and AstraZeneca Group PLC to merge and eventually float their agrichemicals businesses.

Portfolio Matters

During the quarter ended November 30, 1999, the Portfolio benefited from its holdings in telecommunications equipment manufacturers such as Ericsson and Nokia. However, we were underweight in network operators, which limited upside results since this group outperformed substantially over the period. The Portfolio's holdings in Dutch publishers and German utilities also underperformed.

During the November quarter, we increased our holdings in both Mannesmann and Vodafone when short-term weakness provided buying opportunities. We also reduced our holdings in pharmaceuticals with sales of SmithKline Beecham PLC and Glaxo Wellcome PLC. Part of the proceeds realized were reinvested into Sanofi-Synthelabo SA. We eliminated our holding in Societe Generale and purchased Bank of Ireland in the financial sector.

Investment Outlook

Although the approach of Year 2000 (Y2K) may restrict corporate activity and market liquidity at year-end, investors have shrugged off these concerns. Economic activity continues to reflect a recovery, and the outlook for profits remains good. In the absence of Y2K-related problems, or weakness in security markets worldwide, we believe that the long-term outlook for European equities remains favorable.


                 November 30, 1999  4   Mercury Pan-European Growth Fund

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                           /s/ Andreas E.F. Utermann

Jeffrey Peek                               Andreas E.F. Utermann
President                                  Portfolio Manager

January 7, 2000

--------------------------------------------------------------------------------
To reduce shareholder expenses, Mercury Pan-European Growth Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
--------------------------------------------------------------------------------

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.


                November 30, 1999  5   Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

AGGREGATE TOTAL RETURN
================================================================================
                                                   % Return         % Return
                                                 Without Sales      With Sales
Class I Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +5.40%            -0.13%
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                   % Return         % Return
                                                 Without Sales      With Sales
Class A Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +5.20%            -0.32%
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                    Without             With
Class B Shares*                                       CDSC             CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +4.50%            +0.50%
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return          % Return
                                                    Without             With
Class C Shares*                                       CDSC             CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +4.40%            +3.40%
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                 3 Month          12 Month       Since Inception
As of November 30, 1999        Total Return      Total Return      Total Return
--------------------------------------------------------------------------------
Class I                            +5.21%           +10.24%           +13.00%
--------------------------------------------------------------------------------
Class A                            +5.13            +10.06            +12.70
--------------------------------------------------------------------------------
Class B                            +4.88            + 9.08            +11.70
--------------------------------------------------------------------------------
Class C                            +4.88            + 9.08            +11.70
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                 November 30, 1999  6   Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 1999
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

Assets:

Investment in Mercury Master Pan-European Growth Portfolio,
  at value (identified cost--$484,429,851)                          $535,180,784
Prepaid registration fees                                                129,491
                                                                    ------------
Total assets                                                         535,310,275
                                                                    ------------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                   392,803
Payable to administrator                                                  14,804
Accrued expenses                                                         284,295
                                                                    ------------
Total liabilities                                                        691,902
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                          $534,618,373
                                                                    ============
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                     $        328
Class A Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                              586
Class B Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                            2,630
Class C Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                            1,232
Paid-in capital in excess of par                                     476,300,506
Undistributed investment income--net                                     268,942
Undistributed realized capital gains on investments and
  foreign currency transactions from the Portfolio--net                7,293,216
Unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                       50,750,933
                                                                    ------------
Net assets                                                          $534,618,373
                                                                    ============
--------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $37,040,521 and 3,278,313
  shares outstanding                                                $      11.30
                                                                    ============
Class A--Based on net assets of $66,023,141 and 5,859,388
  shares outstanding                                                $      11.27
                                                                    ============
Class B--Based on net assets of $293,908,008 and 26,301,844
  shares outstanding                                                $      11.17
                                                                    ============
Class C--Based on net assets of $137,646,703 and 12,318,190
  shares outstanding                                                $      11.17
                                                                    ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               November 30, 1999  7   Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 1999
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio (net of
  $540,198 foreign withholding tax)                                            $  4,097,544
Expenses allocated from the Portfolio                                            (2,398,603)
                                                                               ------------
Net investment income from the Portfolio                                          1,698,941
                                                                               ------------
-------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B              $ 1,474,495
Account maintenance and distribution fees--Class C                  722,188
Administration fee                                                  697,195
Transfer agent fees--Class B                                        169,385
Account maintenance fees--Class A                                    98,749
Transfer agent fees--Class C                                         85,165
Registration fees                                                    64,862
Printing and shareholder reports                                     62,523
Transfer agent fees--Class A                                         37,431
Transfer agent fees--Class I                                         18,659
Professional fees                                                    11,155
Accounting services                                                   1,337
                                                                -----------
Total expenses                                                                    3,443,144
                                                                               ------------
Investment loss--net                                                             (1,744,203)
                                                                               ------------
-------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized gain (loss) from the Portfolio on:
  Investments--net                                                2,422,344
  Foreign currency transactions--net                               (151,740)      2,270,604
                                                                -----------
Changes in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                                  47,014,852
                                                                               ------------
Net realized and unrealized gain on investments and foreign
  currency transactions from the Portfolio                                       49,285,456
                                                                               ------------
Net Increase in Net Assets Resulting from Operations                           $ 47,541,253
                                                                               ============
-------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 1999  8   Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

                                                                   For the Six      For the Period
                                                                  Months Ended       Oct. 30, 1998+
Increase (Decrease) in Net Assets:                                Nov. 30, 1999     to May 31, 1999
---------------------------------------------------------------------------------------------------
Operations:

Investment income (loss)--net                                     $  (1,744,203)      $   1,734,186
Realized gain on investments and foreign currency
  transactions from the Portfolio--net                                2,270,604           5,212,570
Change in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                      47,014,852           3,736,081
                                                                  ---------------------------------
Net increase in net assets resulting from operations                 47,541,253          10,682,837
                                                                  ---------------------------------
---------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase (decrease) in net assets derived from capital
  share transactions                                                (65,358,944)        541,603,227
                                                                  ---------------------------------
---------------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                             (17,817,691)        552,286,064
Beginning of period                                                 552,436,064             150,000
                                                                  ---------------------------------
End of period*                                                    $ 534,618,373       $ 552,436,064
                                                                  =================================
---------------------------------------------------------------------------------------------------

*     Undistributed investment income--net                        $     268,942       $   2,013,145
                                                                  =================================
+     Commencement of operations.

      See Notes to Financial Statements.


                  November 30, 1999  9   Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class I
                                                --------------------------------
                                                 For the Six      For the Period
                                                 Months Ended     Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:         Nov. 30, 1999++  to May 31, 1999
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $       10.31      $      10.00
                                                 -------------------------------
Investment income--net                                     .01               .08
Realized and unrealized gain on investments
  and foreign currency transactions from
  the Portfolio--net                                       .98               .23
                                                 -------------------------------
Total from investment operations                           .99               .31
                                                 -------------------------------
Net asset value, end of period                   $       11.30      $      10.31
                                                 ===============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                        9.60%++           3.10%++++
                                                 ===============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                               1.26%*            1.41%*
                                                 ===============================
Investment income--net                                     .23%*            1.42%*
                                                 ===============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $      37,040      $     39,781
                                                 ===============================
--------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


                November 30, 1999  10  Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class A
                                                --------------------------------
                                                 For the Six     For the Period
                                                 Months Ended    Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:         Nov. 30, 1999++  to May 31, 1999
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $    10.30           $    10.00
                                                 -------------------------------
Investment income--net                                   --+++++             .07
Realized and unrealized gain on investments
  and foreign currency transactions from
  the Portfolio--net                                    .97                  .23
                                                 -------------------------------
Total from investment operations                        .97                  .30
                                                 -------------------------------
Net asset value, end of period                   $    11.27           $    10.30
                                                 ===============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     9.42%++++            3.00%++++
                                                 ===============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                            1.51%*               1.66%*
                                                 ===============================
Investment income--net                                  .01%*               1.05%*
                                                 ===============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $   66,023           $   83,316
                                                 ===============================
--------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.
+++++ Amount is less than $.01 per share.

      See Notes to Financial Statements.


                 November 30, 1999  11  Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class B
                                               ------------------------------------
                                                 For the Six        For the Period
                                                Months Ended         Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:        Nov. 30, 1999++      to May 31, 1999
-----------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $     10.25            $     10.00
                                                 ----------------------------------
Investment income (loss)--net                           (.04)                   .02
Realized and unrealized gain on investments
  and foreign currency transactions from
  the Portfolio--net                                     .96                    .23
                                                 ----------------------------------
Total from investment operations                         .92                    .25
                                                 ----------------------------------
Net asset value, end of period                   $     11.17            $     10.25
                                                 ==================================
-----------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                      8.98%++++              2.50%++++
                                                 ==================================
-----------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                             2.28%*                 2.43%*
                                                 ==================================
Investment income (loss)--net                           (.82%)*                 .36%*
                                                 ==================================
-----------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $   293,908            $   286,612
                                                 ==================================
-----------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


             November 30, 1999  12  Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                              Class C
                                                 ----------------------------------
                                                   For the Six      For the Period
                                                  Months Ended      Oct. 30, 1998+
Increase (Decrease) in Net Assets:               Nov. 30, 1999++    to May 31, 1999
-----------------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period             $     10.25            $     10.00
                                                 ----------------------------------
Investment income (loss)--net                           (.04)                   .02
Realized and unrealized gain on investments
  and foreign currency transactions from
  the Portfolio--net                                     .96                    .23
                                                 ----------------------------------
Total from investment operations                         .92                    .25
                                                 ----------------------------------
Net asset value, end of period                   $     11.17            $     10.25
                                                 ==================================
-----------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                      8.98%++++              2.50%++++
                                                 ==================================
-----------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                             2.28%*                 2.43%*
                                                 ==================================
Investment income (loss)--net                           (.81%)*                 .35%*
                                                 ==================================
-----------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $   137,647            $   142,727
                                                 ==================================
-----------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


                    November 30, 1999  13  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

1     Significant Accounting Policies:

      Mercury Pan-European Growth Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


              November 30, 1999  14  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                   Account          Distribution
                                                Maintenance Fee          Fee
      ==========================================================================
      Class A                                       .25%                  --
      --------------------------------------------------------------------------
      Class B                                       .25%                 .75%
      --------------------------------------------------------------------------
      Class C                                       .25%                 .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


               November 30, 1999  15  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

For the six months ended November 30, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                 MFD                MLPF&S
      ==========================================================================
      Class I                                  $    --             $    13
      --------------------------------------------------------------------------
      Class A                                  $ 3,994             $72,848
      --------------------------------------------------------------------------

      For the six months ended November 30, 1999, MLPF&S received contingent deferred sales charges of $779,276 and $119,367 relating to transactions in Class B and Class C Shares, respectively.

      Furthermore, MLPF&S received contingent deferred sales charges of $5,323 relating to transactions subject to front-end sales charge waivers in Class A Shares.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 1999 were $2,163,413 and $71,163,756, respectively.

4     Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions were ($65,358,944) and $541,603,227 for the six months ended November 30, 1999 and for the period October 30, 1998 to May 31, 1999.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended
      November 30, 1999                            Shares         Dollar Amount
      ==========================================================================
      Shares sold                                  537,580         $  5,748,688
      Shares redeemed                           (1,117,214)         (12,034,888)
                                                -------------------------------
      Net decrease                                (579,634)        $ (6,286,200)
                                                ===============================
      --------------------------------------------------------------------------

      Class I Shares for the Period
      October 30, 1998+ to May 31, 1999            Shares         Dollar Amount
      ==========================================================================
      Shares sold                                4,955,745         $ 50,769,993
      Shares redeemed                           (1,101,548)         (11,585,701)
                                                -------------------------------
      Net increase                               3,854,197         $ 39,184,292
                                                ===============================
      --------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.


                November 30, 1999  16  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Six Months Ended
      November 30, 1999                          Shares            Dollar Amount
      ==========================================================================
      Shares sold                                236,176           $  2,526,588
      Shares redeemed                         (2,468,436)           (26,587,259)
                                              ---------------------------------
      Net decrease                            (2,232,260)          $(24,060,671)
                                              =================================
      --------------------------------------------------------------------------

      Class A Shares for the Period
      October 30, 1998+ to May 31, 1999            Shares         Dollar Amount
      ==========================================================================
      Shares sold                             10,324,602           $103,931,685
      Shares redeemed                         (2,236,704)           (23,289,859)
                                              ---------------------------------
      Net increase                             8,087,898           $ 80,641,826
                                              =================================
      --------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

      Class B Shares for the Six Months Ended
      November 30, 1999                          Shares            Dollar Amount
      ==========================================================================
      Shares sold                                870,284           $  9,272,745
      Shares redeemed                         (2,528,035)           (27,028,657)
                                              ---------------------------------
      Net decrease                            (1,657,751)          $(17,755,912)
                                              =================================
      --------------------------------------------------------------------------

      Class B Shares for the Period
      October 30, 1998+ to May 31, 1999            Shares         Dollar Amount
      ==========================================================================
      Shares sold                             29,837,631           $301,081,394
      Shares redeemed                         (1,881,787)           (19,635,007)
                                              ---------------------------------
      Net increase                            27,955,844           $281,446,387
                                              =================================
      --------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

      Class C Shares for the Six Months Ended
      November 30, 1999                          Shares            Dollar Amount
      ==========================================================================
      Shares sold                                353,841           $  3,765,553
      Shares redeemed                         (1,959,048)           (21,021,714)
                                              ---------------------------------
      Net decrease                            (1,605,207)          $(17,256,161)
                                              =================================
      --------------------------------------------------------------------------

      Class C Shares for the Period
      October 30, 1998+ to May 31, 1999            Shares         Dollar Amount
      ==========================================================================
      Shares sold                             15,587,252           $157,781,489
      Shares redeemed                         (1,667,606)           (17,450,767)
                                              ---------------------------------
      Net increase                            13,919,646           $140,330,722
                                              =================================
      --------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

5     Subsequent Event:

      On December 8, 1999, the Corporation's Board of Directors declared an ordinary income dividend in the amount of $.206185 per Class I Share, $.183645 per Class A Share, $.142574 per Class B Share and $.137595 per Class C Share payable on December 16, 1999 to shareholders of record as of December 8, 1999.


                November 30, 1999  17  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                            In US Dollars
                                                                    ---------------------------
                  Shares                                                             Percent of
Industries         Held             Investments                         Value        Net Assets
-----------------------------------------------------------------------------------------------
Appliances & Household Durables

Sweden            160,000   Electrolux AB 'B'                       $  3,125,441        0.6%
-----------------------------------------------------------------------------------------------
                            Total Investments in
                            Appliances & Household Durables            3,125,441        0.6
-----------------------------------------------------------------------------------------------

Automobiles

Germany            64,000   DaimlerChrysler AG
                            (Registered Shares)                        4,355,820        0.8
-----------------------------------------------------------------------------------------------
                            Total Investments in Automobiles           4,355,820        0.8
-----------------------------------------------------------------------------------------------

Banking

France             88,000   Banque Nationale de Paris (BNP)            8,062,454        1.5
-----------------------------------------------------------------------------------------------
Germany            43,000   Deutsche Bank AG (Registered Shares)       2,833,488        0.5
                   73,000   HypoVereinsbank                            4,527,378        0.9
                                                                    ---------------------------
                                                                       7,360,866        1.4
-----------------------------------------------------------------------------------------------
Ireland           600,000   Bank of Ireland                            4,938,354        0.9
-----------------------------------------------------------------------------------------------
Italy           1,200,000   Banca Intesa SpA                           5,122,598        1.0
                  800,000   Unicredito Italiano SpA                    3,729,187        0.7
                                                                    ---------------------------
                                                                       8,851,785        1.7
-----------------------------------------------------------------------------------------------
Spain             550,000   Banco Santander Central
                            Hispano, SA                                6,041,303        1.1
-----------------------------------------------------------------------------------------------
Sweden            860,000   Nordbanken Holding AB                      5,161,214        1.0
-----------------------------------------------------------------------------------------------
Switzerland       130,000   Safra Republic Holdings, SA                8,970,000        1.7
                   32,000   UBS AG (Registered Shares)                 8,751,415        1.6
                                                                    ---------------------------
                                                                      17,721,415        3.3
-----------------------------------------------------------------------------------------------
United Kingdom    170,000   Barclays PLC                               4,897,969        0.9
                  465,000   HSBC Holdings PLC                          5,991,814        1.1
                  500,000   Lloyds TSB Group PLC                       6,387,097        1.2
                                                                    ---------------------------
                                                                      17,276,880        3.2
-----------------------------------------------------------------------------------------------
                            Total Investments in Banking              75,414,271       14.1
-----------------------------------------------------------------------------------------------

Beverages & Tobacco

France             11,000   LVMH (Louis Vuitton Moet Hennessy)         3,568,301        0.7
-----------------------------------------------------------------------------------------------
United Kingdom    565,000   Diageo PLC                                 5,108,404        0.9
-----------------------------------------------------------------------------------------------
                            Total Investments in
                            Beverages & Tobacco                        8,676,705        1.6
-----------------------------------------------------------------------------------------------


             November 30, 1999  18   Mercury Pan-European Growth Fund

                                                                            In US Dollars
                                                                    ---------------------------
                  Shares                                                             Percent of
Industries         Held                Investments                      Value        Net Assets
-----------------------------------------------------------------------------------------------
Broadcasting & Publishing

Belgium            63,000     Compagnie Luxembourgeoise pour
                              l'Audio-Visuel et la Finance
                              (Audiofina)                           $  3,396,591        0.6%
-----------------------------------------------------------------------------------------------
Italy           2,380,000     Seat Pagine Gialle SpA                   4,840,292        0.9
-----------------------------------------------------------------------------------------------
Netherlands       150,000     VNU NV                                   5,942,637        1.1
                  170,000     Wolters Kluwer NV 'A'                    5,126,122        1.0
                                                                    ---------------------------
                                                                      11,068,759        2.1
-----------------------------------------------------------------------------------------------
United Kingdom    940,000     Reed International PLC                   5,872,946        1.1
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Broadcasting & Publishing               25,178,588        4.7
-----------------------------------------------------------------------------------------------

Building Materials & Components

Germany            40,000     Heidelberger Zement AG                   2,911,666        0.5
-----------------------------------------------------------------------------------------------
                              Total Investments in Building
                              Materials & Components                   2,911,666        0.5
-----------------------------------------------------------------------------------------------

Business/Public Services

Denmark            20,929   + ISS International Service
                              System A/S 'B'                           1,218,301        0.2
-----------------------------------------------------------------------------------------------
France             21,000     Cap Gemini SA                            3,712,676        0.7
                   88,000     Vivendi                                  6,999,274        1.3
                                                                    ---------------------------
                                                                      10,711,950        2.0
-----------------------------------------------------------------------------------------------
Spain             287,000     Autopistas, Concesionaria
                              Espanola SA                              2,938,638        0.6
-----------------------------------------------------------------------------------------------
Switzerland         4,759     Adecco SA (Registered Shares)            3,042,816        0.6
-----------------------------------------------------------------------------------------------
United Kingdom    300,000     BAA PLC                                  2,117,890        0.4
                  515,000     Compass Group PLC                        6,230,305        1.2
                  270,000     Hays PLC                                 3,975,520        0.7
                                                                    ---------------------------
                                                                      12,323,715        2.3
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Business/Public Services                30,235,420        5.7
-----------------------------------------------------------------------------------------------

Chemicals

Germany           330,000     Bayer AG                                13,954,248        2.6
-----------------------------------------------------------------------------------------------
Netherlands        90,000     Akzo Nobel NV                            3,851,010        0.7
-----------------------------------------------------------------------------------------------
                              Total Investments in Chemicals          17,805,258        3.3
-----------------------------------------------------------------------------------------------

Construction & Housing

Germany            84,139     Hochtief AG                              3,193,610        0.6
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Construction & Housing                   3,193,610        0.6
-----------------------------------------------------------------------------------------------


                 November 30, 1999  19  Mercury Pan-European Growth Fund

                                                                            In US Dollars
                                                                    ---------------------------
                  Shares                                                             Percent of
Industries         Held                Investments                      Value        Net Assets
-----------------------------------------------------------------------------------------------
Electrical & Electronics

Finland           127,000     Nokia Oyj                             $ 17,977,622        3.4%
-----------------------------------------------------------------------------------------------
France             25,000   + Atos SA                                  3,901,350        0.7
-----------------------------------------------------------------------------------------------
Germany           128,000     Siemens AG                              12,899,927        2.4
-----------------------------------------------------------------------------------------------
Netherlands        42,000     Koninklijke (Royal) Philips
                              Electronics NV                           5,110,215        1.0
-----------------------------------------------------------------------------------------------
Sweden            232,000     Telefonaktiebolaget LM Ericsson 'B'     11,261,473        2.1
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Electrical & Electronics                51,150,587        9.6
-----------------------------------------------------------------------------------------------
Energy Sources

France                  1     Elf Aquitaine SA                               156        0.0
                   95,000     Total Fina SA 'B'                       12,634,837        2.4
                                                                    ---------------------------
                                                                      12,634,993        2.4
-----------------------------------------------------------------------------------------------
Italy             530,000     ENI SpA                                  2,902,806        0.5
-----------------------------------------------------------------------------------------------
United          1,576,000     BP Amoco PLC                            16,005,358        3.0
Kingdom         1,760,000     Shell Transport & Trading Company       13,503,558        2.5
                                                                    ---------------------------
                                                                      29,508,916        5.5
-----------------------------------------------------------------------------------------------
                              Total Investments in Energy Sources     45,046,715        8.4
-----------------------------------------------------------------------------------------------

Food & Household Products

Netherlands       129,000     Koninklijke Numico NV                    4,740,518        0.9
-----------------------------------------------------------------------------------------------
Switzerland         4,100     Nestle SA (Registered Shares)            7,377,216        1.4
-----------------------------------------------------------------------------------------------
United Kingdom    610,000     Unilever PLC                             4,447,171        0.8
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Food & Household Products               16,564,905        3.1
-----------------------------------------------------------------------------------------------

Health & Personal Care

France              5,000     L'Oreal SA                               3,289,719        0.6
                   84,000   + Sanofi-Synthelabo SA                     3,458,962        0.6
                                                                    ---------------------------
                                                                       6,748,681        1.2
-----------------------------------------------------------------------------------------------
Switzerland         5,600     Novartis AG (Registered Shares)          8,727,776        1.6
                      800     Roche Holding AG                         9,656,733        1.8
                                                                    ---------------------------
                                                                      18,384,509        3.4
-----------------------------------------------------------------------------------------------
United Kingdom    130,000     AstraZeneca Group PLC                    5,790,013        1.1
                  300,000     Glaxo Wellcome PLC                       8,968,201        1.7
                  430,000     SmithKline Beecham PLC                   5,735,892        1.1
                                                                    ---------------------------
                                                                      20,494,106        3.9
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Health & Personal Care                  45,627,296        8.5
-----------------------------------------------------------------------------------------------


                 November 30, 1999  20  Mercury Pan-European Growth Fund

                                                                            In US Dollars
                                                                    ---------------------------
                  Shares                                                             Percent of
Industries         Held                Investments                      Value        Net Assets
-----------------------------------------------------------------------------------------------
Insurance

Belgium           220,000     Fortis 'B'                            $  7,581,808        1.4%
-----------------------------------------------------------------------------------------------
France             55,000     Axa                                      7,414,579        1.4
-----------------------------------------------------------------------------------------------
Germany            17,500     Allianz AG (Registered Shares)           5,122,724        0.9
                   10,754     Marschollek, Lautenschlaeger
                              und Partner AG                           3,031,596        0.6
                                                                    ---------------------------
                                                                       8,154,320        1.5
-----------------------------------------------------------------------------------------------
Italy              94,000     Assicurazioni Generali                   2,706,681        0.5
-----------------------------------------------------------------------------------------------
Netherlands        60,000     Aegon NV                                 5,436,720        1.0
                  160,000     ING Groep NV                             8,996,765        1.7
                                                                    ---------------------------
                                                                      14,433,485        2.7
-----------------------------------------------------------------------------------------------
United Kingdom    450,000     Allied Zurich PLC                        5,436,793        1.0
                  575,000     Royal & Sun Alliance Insurance
                              Group PLC                                3,528,424        0.7
                                                                    ---------------------------
                                                                       8,965,217        1.7
-----------------------------------------------------------------------------------------------
                              Total Investments in Insurance          49,256,090        9.2
-----------------------------------------------------------------------------------------------

Leisure/Tourism

France             36,000     Accor SA                                 8,169,578        1.5
-----------------------------------------------------------------------------------------------
                              Total Investments in Leisure/Tourism     8,169,578        1.5
-----------------------------------------------------------------------------------------------

Machinery & Engineering

France             52,000     Sidel SA                                 4,879,355        0.9
-----------------------------------------------------------------------------------------------
Sweden            155,000     Atlas Copco AB 'A'                       4,012,709        0.8
-----------------------------------------------------------------------------------------------
Switzerland        36,000   + ABB Ltd.                                 3,559,034        0.7
                      124     Lindt & Sprungli AG 'R'                  2,939,017        0.5
                                                                    ---------------------------
                                                                       6,498,051        1.2
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Machinery & Engineering                 15,390,115        2.9
-----------------------------------------------------------------------------------------------

Merchandising

Belgium            80,000     Delhaize "Le Lion" SA                    6,121,344        1.1
-----------------------------------------------------------------------------------------------
France             20,000     Carrefour SA                             3,483,528        0.7
                   39,000     Pinault-Printemps-Redoute SA             8,127,896        1.5
                                                                    ---------------------------
                                                                      11,611,424        2.2
-----------------------------------------------------------------------------------------------
United            860,000     Safeway PLC                              2,525,709        0.5
Kingdom         1,700,000     Tesco PLC                                4,586,772        0.8
                                                                    ---------------------------
                                                                       7,112,481        1.3
-----------------------------------------------------------------------------------------------
                              Total Investments in Merchandising      24,845,249        4.6
-----------------------------------------------------------------------------------------------


                 November 30, 1999  21  Mercury Pan-European Growth Fund

                                                                            In US Dollars
                                                                    ---------------------------
                  Shares                                                             Percent of
Industries         Held                Investments                      Value        Net Assets
-----------------------------------------------------------------------------------------------
Metals/Non-Ferrous

United Kingdom    240,000     Rio Tinto PLC (Registered Shares)     $  4,698,994        0.9%
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Metals/Non-Ferrous                       4,698,994        0.9
-----------------------------------------------------------------------------------------------

Metals--Steel

France            215,000     Usinor SA                                3,290,222        0.6
-----------------------------------------------------------------------------------------------
                              Total Investments in Metals--Steel       3,290,222        0.6
-----------------------------------------------------------------------------------------------

Multi--Industry

United          1,110,000     Invensys PLC                             5,159,342        1.0
Kingdom
-----------------------------------------------------------------------------------------------
                              Total Investments in Multi--Industry     5,159,342        1.0
-----------------------------------------------------------------------------------------------

Telecommunications

Germany           125,000     Deutsche Telekom AG                      7,154,572        1.3
                   82,000     Mannesmann AG                           17,039,889        3.2
                                                                    ---------------------------
                                                                      24,194,461        4.5
-----------------------------------------------------------------------------------------------
Greece            160,000     Hellenic Telecommunications
                              Organization SA (OTE)                    3,428,571        0.6
-----------------------------------------------------------------------------------------------
Italy           1,170,000     Telecom Italia Mobile (TIM) SpA          4,582,249        0.9
                  925,000     Telecom Italia SpA (Registered)          4,982,401        0.9
                                                                    ---------------------------
                                                                       9,564,650        1.8
-----------------------------------------------------------------------------------------------
Portugal          264,000     Telecel-Comunicacoes Pessoais, SA        3,492,549        0.7
-----------------------------------------------------------------------------------------------
Spain             525,000   + Telefonica SA                           10,930,828        2.1
                   10,500   + Telefonica SA (New)                        201,174        0.0
                                                                    ---------------------------
                                                                      11,132,002        2.1
-----------------------------------------------------------------------------------------------
United            660,000     British Telecommunications PLC          13,221,650        2.5
Kingdom           595,000   + Cable & Wireless Communications PLC      6,686,674        1.2
                2,800,000     Vodafone AirTouch PLC                   13,159,411        2.5
                                                                    ---------------------------
                                                                      33,067,735        6.2
-----------------------------------------------------------------------------------------------
                              Total Investments in
                              Telecommunications                      84,879,968       15.9
-----------------------------------------------------------------------------------------------


             November 30, 1999  22  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                              In US Dollars
                                                                      ---------------------------
                  Shares                                                               Percent of
Industries         Held                Investments                        Value        Net Assets
-------------------------------------------------------------------------------------------------
Utilities--Electric & Gas

Belgium            16,000     Electrabel SA                           $  5,103,268        0.9%
-------------------------------------------------------------------------------------------------
Germany           100,000     Veba AG                                    4,882,980        0.9
-------------------------------------------------------------------------------------------------
Spain             210,000     Endesa SA                                  4,165,132        0.8
-------------------------------------------------------------------------------------------------
                              Total Investments in Utilities--
                              Electric & Gas                            14,151,380        2.6
-------------------------------------------------------------------------------------------------
                              Total Investments
                              (Cost--$488,335,536)                     539,127,220      100.7
                              Liabilities in Excess of Other Assets     (3,946,322)      (0.7)
                                                                      ---------------------------
                              Net Assets                              $535,180,898      100.0%
                                                                      ===========================
-------------------------------------------------------------------------------------------------

+     Non-income producing security.

      See Notes to Financial Statements.


              November 30, 1999  23  Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 1999
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$488,335,536)                          $539,127,220
Receivables:
  Dividends                                                    $  1,216,304
  Contributions                                                     258,233       1,474,537
                                                               ------------
Prepaid expenses                                                                      6,175
                                                                               ------------
Total assets                                                                    540,607,932
                                                                               ------------
-------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Custodian bank                                                  3,446,778
  Withdrawals                                                     1,227,402
  Securities purchased                                              520,687
  Investment adviser                                                 44,462       5,239,329
                                                               ------------
Accrued expenses                                                                    187,705
                                                                               ------------
Total liabilities                                                                 5,427,034
                                                                               ------------
-------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                     $535,180,898
                                                                               ============
-------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                              $484,429,954
Unrealized appreciation on investments and foreign currency
  transactions--net                                                              50,750,944
                                                                               ------------
Net assets                                                                     $535,180,898
                                                                               ============
-------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 1999  24  Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 1999
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $540,198 foreign withholding tax)                             $  4,052,157
Interest and discount earned                                                          45,387
                                                                                ------------
Total income                                                                       4,097,544
                                                                                ------------
--------------------------------------------------------------------------------------------
Expenses:

Investment advisory fees                                       $  2,093,272
Custodian fees                                                      223,088
Accounting services                                                  33,569
Professional fees                                                    31,487
Trustees' fees and expenses                                          14,704
Other                                                                 2,483
                                                               ------------
Total expenses                                                                     2,398,603
                                                                                ------------
Investment income--net                                                             1,698,941
                                                                                ------------
--------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net:

Realized gain (loss) from:
  Investments--net                                                2,422,344
  Foreign currency transactions--net                               (151,740)       2,270,604
                                                               ------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                               46,938,530
  Foreign currency transactions--net                                 76,333       47,014,863
                                                               -----------------------------
Net realized and unrealized gain on investments and foreign
  currency transactions                                                           49,285,467
                                                                                ------------
Net Increase in Net Assets Resulting from Operations                            $ 50,984,408
                                                                                ============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 1999  25  Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                           For the Six      For the Period
                                                          Months Ended      Oct. 30, 1998+
Increase (Decrease) in Net Assets:                        Nov. 30, 1999     to May 31, 1999
-------------------------------------------------------------------------------------------
Operations:

Investment income--net                                    $   1,698,941       $   6,010,445
Realized gain on investments and foreign currency
  transactions--net                                           2,270,604           5,212,573
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net         47,014,863           3,736,081
                                                          ---------------------------------
Net increase in net assets resulting from operations         50,984,408          14,959,099
                                                          ---------------------------------
-------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase (decrease) in net assets derived from net
  capital contributions                                     (69,000,343)        538,237,734
                                                          ---------------------------------
-------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                     (18,015,935)        553,196,833
Beginning of period                                         553,196,833                  --
                                                          ---------------------------------
End of period                                             $ 535,180,898       $ 553,196,833
                                                          =================================
-------------------------------------------------------------------------------------------

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

The following ratios have been derived from information    For the Six      For the Period
provided in the financial  statements.                     Months Ended      Oct. 30, 1998+
                                                          Nov. 30, 1999     to May 31, 1999
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                            .86%*               .89%*
                                                          =================================

Investment income--net                                              .61%*              1.88%*
                                                          =================================
-------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                  $     535,181       $     553,197
                                                          =================================

Portfolio turnover                                                25.83%              18.95%
                                                          =================================
-------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


             November 30, 1999  26  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such ini tial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin


              November 30, 1999  27  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


            November 30, 1999  28  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Custodian bank--The Portfolio recorded an amount payable to the custodian bank as a result of the stated overdrawn balance. This overdrawn balance was due to an unpaid corporate event.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services are provided to the Portfolio by FAM at cost.

      In addition, MLPF&S received $25,724 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 1999.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 1999, were $139,946,781 and $194,677,686, respectively.


              November 30, 1999  29  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized gains (losses) for the six months ended November 30, 1999 and net unrealized gains (losses) as of November 30, 1999 were as follows:

                                                 Realized          Unrealized
                                              Gains (Losses)     Gains (Losses)
      ==========================================================================
      Long-term Investments                    $  2,422,344       $ 50,791,684
      Foreign currency transactions                (151,740)           (40,740)
                                               -------------------------------
      Total                                    $  2,270,604       $ 50,750,944
                                               ===============================
      --------------------------------------------------------------------------

      As of November 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $50,791,684, of which $80,942,996 related to appreciated securities and $30,151,312 related to depreciated securities. At November 30, 1999, the aggregate cost of investments for Federal income tax purposes was $488,335,536.

4     Commitments:

      At November 30, 1999, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $520,000.


           November 30, 1999  30   Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 1999
================================================================================
Ten Largest                                                        Percent of
Equity Holdings                                                    Net Assets
================================================================================
Nokia Oyj                                                             3.4%
--------------------------------------------------------------------------------
Mannesmann AG                                                         3.2
--------------------------------------------------------------------------------
BP Amoco PLC                                                          3.0
--------------------------------------------------------------------------------
Bayer AG                                                              2.6
--------------------------------------------------------------------------------
Shell Transport & Trading Company                                     2.5
--------------------------------------------------------------------------------
British Telecommunications PLC                                        2.5
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                 2.5
--------------------------------------------------------------------------------
Siemens AG                                                            2.4
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                     2.4
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson 'B'                                   2.1
--------------------------------------------------------------------------------

                                                                   Percent of
Ten Largest Industries                                             Net Assets
================================================================================
Telecommunications                                                   15.9%
--------------------------------------------------------------------------------
Banking                                                              14.1
--------------------------------------------------------------------------------
Electrical & Electronics                                              9.6
--------------------------------------------------------------------------------
Insurance                                                             9.2
--------------------------------------------------------------------------------
Health & Personal Care                                                8.5
--------------------------------------------------------------------------------
Energy Sources                                                        8.4
--------------------------------------------------------------------------------
Business/Public Services                                              5.7
--------------------------------------------------------------------------------
Broadcasting & Publishing                                             4.7
--------------------------------------------------------------------------------
Merchandising                                                         4.6
--------------------------------------------------------------------------------
Chemicals                                                             3.3
--------------------------------------------------------------------------------

GEOGRAPHIC ALLOCATION
================================================================================

As a Percentage of Net Assets as of November 30, 1999*

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of November 30, 1999*)

                          Belgium                4.0%
                          Finland                3.4%
                          France                15.1%
                          Germany               15.2%
                          Italy                  5.4%
                          Netherlands            7.4%
                          Spain                  4.6%
                          Sweden                 4.5%
                          Switzerland            9.9%
                          United Kingdom        28.8%
                          Other                  2.4%**

*     Total may not equal 100%.
**    Includes Denmark, Greece, Ireland and Portugal.


               November 30, 1999  31  Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Pan-European Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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